Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Adjusted Net Sales ($ millions)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2025	23,532,050	32,971,714	5,837,482	5,907,746	265.23	148.36	2,892	19,931
2024	21,420,801	65,818,468	5,515,833	15,177,435	248.46	129.46	1,846	16,741
2023	18,723,735	38,596,387	4,865,206	9,121,400	160.81	126.21	1,592	14,257
2022	16,941,961	21,632,710	4,884,001	5,984,751	128.71	123.67	698	13,206
2021	16,064,039	20,440,299	3,905,481	4,972,710	118.16	126.13	1,041	11,646

Company Selected Measure Name	Adjusted Net Sales
Named Executive Officers, Footnote	The CEO/PEO and NEO/Non-PEO Named Executive Officers included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2025	Michael F. Mahoney	Jonathan R. Monson, Vance R. Brown, Arthur C. Butcher, Joseph M. Fitzgerald, Daniel J. Brennan and Jeffrey B. Mirviss
2024	Michael F. Mahoney	Daniel J. Brennan, Arthur C. Butcher, Joseph M. Fitzgerald, and Jeffrey B. Mirviss
2023	Michael F. Mahoney	Daniel J. Brennan, Arthur C. Butcher, Joseph M. Fitzgerald, and Jeffrey B. Mirviss
2022	Michael F. Mahoney	Daniel J. Brennan, Arthur C. Butcher, Joseph M. Fitzgerald, and Jeffrey B. Mirviss
2021	Michael F. Mahoney	Daniel J. Brennan, Joseph M. Fitzgerald, Jeffrey B. Mirviss and David A. Pierce

Peer Group Issuers, Footnote	We selected the Standard & Poor’s (S&P) 500 Health Care Index (referred to herein as the “Health Care Index”) as our peer group for purposes of this disclosure, which was comprised of 60-64 companies for the years 2021 through 2025 included in the S&P 500 that are classified as members of the GICS® Health Care sector primarily engaged in Health Care Equipment and Services, Pharmaceuticals, Biotechnology and Life Sciences, including the Company and other mid-cap and large-cap healthcare companies. The Health Care Index is the same performance peer group selected by the Compensation Committee for determining the achievement of targets of TSR performance-based RSUs granted to our NEOs, including our CEO, between 2021 and 2025. See Long Term Incentives on page 66 for additional information.
PEO Total Compensation Amount	$ 23,532,050	$ 21,420,801	$ 18,723,735	$ 16,941,961	$ 16,064,039
PEO Actually Paid Compensation Amount	$ 32,971,714	65,818,468	38,596,387	21,632,710	20,440,299
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" to the CEO/PEO reflect the following adjustments from the amount reported in the “Total” compensation column of the Summary Compensation Table on page 76 of this Proxy Statement.

Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	23,532,050	21,420,801	18,723,735	16,941,961	16,064,039
Less Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	441,611	291,666	291,667	376,667	360,000
Plus “Service Cost” for Pension Plans	—	—	—	—	—
Less Amounts Reported under the “Stock Awards” Column of the SCT	13,608,056	12,229,998	10,472,753	9,924,100	9,126,292
Less Amounts Reported under the “Option Awards” Column of the SCT	3,749,980	3,562,493	3,124,984	2,874,985	2,749,999
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	17,194,877	30,707,960	22,483,365	13,748,034	14,273,008
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	3,798,313	26,602,863	11,223,191	4,283,677	2,596,137
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	6,246,121	3,171,001	55,500	315,254	903,733
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	—	—	480,464	1,160,327
Total Adjustments	9,439,664	44,397,667	19,872,652	4,690,749	4,376,260
Compensation Actually Paid	32,971,714	65,818,468	38,596,387	21,632,710	20,440,299

*Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis section of this Proxy Statement. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Non-PEO NEO Average Total Compensation Amount	$ 5,837,482	5,515,833	4,865,206	4,884,001	3,905,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,907,746	15,177,435	9,121,400	5,984,751	4,972,710
Adjustment to Non-PEO NEO Compensation Footnote	The average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from the amount reported in the “Total” compensation column of the Summary Compensation Table on page 76.

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	2025 Average ($)	2024 Average ($)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Total Reported in Summary Compensation Table	5,837,482	5,515,833	4,865,206	4,884,001	3,905,481
Less Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	399,721	145,042	121,759	122,326	59,942
Plus “Service Cost” for Pension Plans	6,153	16,633	15,308	16,435	—
Less Amounts Reported under the “Stock Awards” Column of the SCT	2,757,988	2,660,420	2,324,937	2,180,154	1,918,553
Less Amounts Reported under the “Option Awards” Column of the SCT	880,357	774,991	693,748	693,740	578,120
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	2,814,717	6,680,034	4,991,284	3,103,987	3,000,519
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	159,452	5,867,592	2,367,857	1,004,348	636,900
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	1,128,008	677,794	22,189	65,014	208,010
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	—	—	92,814	221,585
Total Adjustments	70,264	9,661,602	4,256,194	1,100,750	1,067,229
Compensation Actually Paid	5,907,746	15,177,435	9,121,400	5,984,751	4,972,710
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion & Analysis section of this Proxy Statement. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between (i) the five-year total return to stockholders on our common stock and the return on the Health Care Index, in each case assuming $100 was invested in our common stock and in the Health Care Index on December 31, 2020 and that any dividends were reinvested, and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2021 through 2025.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2021 through 2025.
Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure
The graph below shows the relationship between our Adjusted Net Sales and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of 2021 through 2025.
Relationship Between Compensation Actually Paid and Adjusted Net Sales

Tabular List, Table

Adjusted Net Sales*
Adjusted EPS*
Adjusted OIM*
Organic Net Sales Growth*
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 265.23	248.46	160.81	128.71	118.16
Peer Group Total Shareholder Return Amount	148.36	129.46	126.21	123.67	126.13
Net Income (Loss)	$ 2,892,000,000	$ 1,846,000,000	$ 1,592,000,000	$ 698,000,000	$ 1,041,000,000
Company Selected Measure Amount	19,931,000,000	16,741,000,000	14,257,000,000	13,206,000,000	11,646,000,000
PEO Name	Michael F. Mahoney	Michael F. Mahoney	Michael F. Mahoney	Michael F. Mahoney	Michael F. Mahoney
Additional 402(v) Disclosure	* Adjusted Net Sales, Adjusted EPS, Adjusted OIM and Organic Net Sales Growth are non-GAAP financial measures. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insight into how these non-GAAP financial measures are considered by management, please see Annex A to this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Sales*
Non-GAAP Measure Description	Adjusted Net Sales represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Net Sales is a non-GAAP financial measure. For a reconciliation of Adjusted Net Sales to the most directly comparable GAAP financial measure and insight into how Adjusted Net Sales is considered by management, please see Annex A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS*
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted OIM*
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Net Sales Growth*
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,439,664	$ 44,397,667	$ 19,872,652	$ 4,690,749	$ 4,376,260
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(441,611)	(291,666)	(291,667)	(376,667)	(360,000)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,608,056)	(12,229,998)	(10,472,753)	(9,924,100)	(9,126,292)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,194,877	30,707,960	22,483,365	13,748,034	14,273,008
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,798,313	26,602,863	11,223,191	4,283,677	2,596,137
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,246,121	3,171,001	55,500	315,254	903,733
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(480,464)	(1,160,327)
PEO | Adjustment, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,749,980)	(3,562,493)	(3,124,984)	(2,874,985)	(2,749,999)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,264	9,661,602	4,256,194	1,100,750	1,067,229
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,721)	(145,042)	(121,759)	(122,326)	(59,942)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,153	16,633	15,308	16,435	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,757,988)	(2,660,420)	(2,324,937)	(2,180,154)	(1,918,553)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,814,717	6,680,034	4,991,284	3,103,987	3,000,519
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,452	5,867,592	2,367,857	1,004,348	636,900
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,008	677,794	22,189	65,014	208,010
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(92,814)	(221,585)
Non-PEO NEO | Adjustment, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (880,357)	$ (774,991)	$ (693,748)	$ (693,740)	$ (578,120)